Note 14 - Derivative Financial Instruments - Derivative Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Derivative financial assets	$ 0	$ 1,184
Gold exchange traded fund [member]
Statement Line Items [Line Items]
Derivative financial assets		1,184
Gold hedge [member]
Statement Line Items [Line Items]
Derivative financial assets		$ 0